UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2001.

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      May 18, 2001
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  641,325

List of Other Included Managers: NONE














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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
APPLIED BIOSYSTEMS APPLERA     COMM STK         038020103    47370   503600 SH       SOLE          425700        0    77900
AT&T CORP                      COMM STK         001957208     9878   728300 SH       SOLE          226900        0   501400
AGILENT TECH INC               COMM STK         00846U101      548    10000 SH       SOLE               0        0    10000
AIRGAS INC                     COMM STK         009363102     1781   261400 SH       SOLE          131400        0   130000
ALLERGAN INC                   COMM STK         018490102    23864   246500 SH       SOLE          211500        0    35000
ALPHARMA INC CLASS A           COMM STK         020813101    17026   388051 SH       SOLE           36651        0   351400
ANALOG DEVICES                 CONV BD          032654AC9     3207  3600000 PRN      SOLE               0        0  3600000
C/NET INC                      COMM STK         12613R104       61     3800 SH       SOLE               0        0     3800
CELL PATHWAYS INC              COMM STK         15114R101      967   210500 SH       SOLE           59700        0   150800
COUSINS PROPERTIES INC         COMM STK         222795106     1503    53800 SH       SOLE            2100        0    51700
DELTIC TIMBER CORP             COMM STK         247850100     2984   125000 SH       SOLE               0        0   125000
DOUBLECLICK INC                COMM STK         258609304       95     8700 SH       SOLE               0        0     8700
DURECT CORPORATION             COMM STK         266605104      895    75000 SH       SOLE               0        0    75000
EQUITY OFFICE PROPERTIES       COMM STK         294741103      979    30000 SH       SOLE               0        0    30000
FIRST UNION CORPORATION        COMM STK         337358105     3338   120000 SH       SOLE               0        0   120000
FLEETBOSTON FINANCIAL CORP     COMM STK         339030108     3948   105100 SH       SOLE            3300        0   101800
FOX ENTERTAINMENT GROUP        COMM STK         35138T107    23386  1308300 SH       SOLE          183300        0  1125000
GAP, INC (THE)                 COMM STK         364760108     5235   205300 SH       SOLE           45300        0   160000
GENOMICA CORP                  COMM STK         37243Q101      270    50000 SH       SOLE               0        0    50000
GLOBAL INDUSTRIES              COMM STK         379336100     6828   500000 SH       SOLE               0        0   500000
IMMUNEX CORP NEW               COMM STK         452528102    18917   465300 SH       SOLE          210600        0   254700
IRWIN FINANCIAL CORP           COMM STK         464119106      492    23300 SH       SOLE               0        0    23300
JUNIPER NETWORKS INC           COMM STK         48203R104    79645   631476 SH       SOLE          278626        0   352850
LABORATORY CORP AMER HLD       COMM STK         50540R409    28327   160950 SH       SOLE          109200        0    51750
MASSEY ENERGY COMPANY          COMM STK         576206106     2146   168300 SH       SOLE               0        0   168300
MINIMED INC                    COMM STK         60365K108    16003   380750 SH       SOLE          176900        0   203850
MOLEX INC CLASS A NON-         COMM STK         608554200     1594    62600 SH       SOLE           27100        0    35500
NATURAL MICOSYSTEMS COR        COMM STK         638882100      593    60142 SH       SOLE           43300        0    16842
PROGRESSIVE CORPORATION        COMM STK         743315103    16176   156100 SH       SOLE           44500        0   111600
REALNETWORKS INC               COMM STK         75605L104    49247  5658500 SH       SOLE          970300        0  4688200
REDBACK NETWORKS               COMM STK         757209101    33421   815767 SH       SOLE           54267        0   761500
SELECTICA INC                  COMM STK         816288104     3614   149400 SH       SOLE           99100        0    50300
SONUS NETWORKS INC             COMM STK         835916107    27079  1075095 SH       SOLE           75095        0  1000000
SPRINT CORPORATION             COMM STK         852061100    17229   848200 SH       SOLE          373200        0   475000
SUN MICROSYSTEMS INC           COMM STK         866810104    19560   702500 SH       SOLE          279050        0   423450
SYMBOL TECHNOLOGY INC.         COMM STK         871508107    11729   325800 SH       SOLE          105200        0   220600
SYNPLICITY INC                 COMM STK         87160Y108      231    15000 SH       SOLE               0        0    15000
VERISIGN INC                   COMM STK         92343E102    98226  1325143 SH       SOLE          454593        0   870550
ASIA GLOBAL CROSSING           COMM STK         G05330108     7292  1111100 SH       SOLE          261100        0   850000
TRANSOCEAN SEDCO FOREX INC     COMM STK         G90078109    55641  1209585 SH       SOLE          239385        0   970200





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